SIGNIFICANT CUSTOMERS - Disclosure of detailed information about operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Revenues	$ 10,819,916	$ 10,931,188	$ 7,425,707
Customer A [Member]
Disclosure of major customers [line items]
Revenues	5,799,424	5,312,839	2,787,027
Customer B [Member]
Disclosure of major customers [line items]
Revenues	0	1,837,438	932,248
Customer C [Member]
Disclosure of major customers [line items]
Revenues	$ 0	$ 1,131,112	$ 1,314,843